Document and Entity Information	Jan. 26, 2021
Cover [Abstract]
Entity Registrant Name	TERADYNE, INC
Amendment Flag	false
Entity Central Index Key	0000097210
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 26, 2021
Entity Incorporation State Country Code	MA
Entity File Number	001-06462
Entity Tax Identification Number	04-2272148
Entity Address, Address Line One	600 Riverpark Drive
Entity Address, City or Town	North Reading
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01864
City Area Code	(978)
Local Phone Number	370-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.125 per share
Trading Symbol	TER
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false